ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCUMULATED OTHER COMPREHENSIVE INCOME
Accumulated other comprehensive income	$ 37,084	$ 166,007	$ 114,624